John Hancock
International Growth Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 97.1%		$9,011,479,323
(Cost $9,367,599,767)
Australia 2.4%		218,978,406
Aristocrat Leisure, Ltd.	4,588,326	109,138,098
Goodman Group	8,895,585	109,840,308
Austria 1.2%		110,622,020
Erste Group Bank AG	4,353,246	110,622,020
Belgium 1.9%		180,329,420
KBC Group NV	1,543,789	86,855,459
UCB SA	1,103,072	93,473,961
Brazil 1.0%		90,232,137
Telefonica Brasil SA, ADR (A)	9,959,397	90,232,137
Canada 5.5%		508,540,363
ARC Resources, Ltd.	6,651,819	83,871,211
Brookfield Asset Management, Inc., Class A	3,473,738	154,526,288
Dollarama, Inc.	2,172,200	125,080,379
Royal Bank of Canada	1,498,110	145,062,485
China 16.0%		1,481,524,483
Baidu, Inc., ADR (B)	616,744	91,728,335
East Money Information Company, Ltd., Class A	42,417,962	161,561,673
ENN Energy Holdings, Ltd.	10,032,899	165,830,989
Focus Media Information Technology Company, Ltd., Class A	122,140,902	123,096,718
Huazhu Group, Ltd., ADR	341,795	13,022,390
Li Ning Company, Ltd.	23,375,196	217,648,628
Tencent Holdings, Ltd.	9,050,769	409,684,386
Zhongsheng Group Holdings, Ltd.	17,774,000	125,583,313
ZTO Express Cayman, Inc., ADR	6,315,776	173,368,051
France 13.2%		1,222,528,328
Airbus SE	1,854,168	181,356,739
AXA SA	3,916,432	89,457,728
Bureau Veritas SA (A)	4,232,631	108,897,839
Capgemini SE (A)	856,182	147,657,878
Cie de Saint-Gobain	2,170,464	93,784,506
Edenred	2,341,123	110,900,999
Publicis Groupe SA	1,977,460	97,252,960
Safran SA	1,507,507	150,096,326
Schneider Electric SE	1,161,002	138,340,434
Thales SA	853,437	104,782,919
Germany 3.6%		331,650,239
Brenntag SE	2,132,136	139,609,074
Rheinmetall AG	458,645	105,839,568
Siemens AG	838,562	86,201,597
Hong Kong 1.8%		168,420,898
CK Asset Holdings, Ltd.	23,703,500	168,420,898
India 3.8%		350,240,127
Bharti Airtel, Ltd. (B)	19,678,042	171,150,150
Bharti Airtel, Ltd., Partly Paid Up Shares (B)	1,078,696	4,152,081
ITC, Ltd.	50,603,963	174,937,896
2	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia 2.3%		$217,536,245
Bank Rakyat Indonesia Persero Tbk PT	425,079,700	118,710,219
Telkom Indonesia Persero Tbk PT	367,362,600	98,826,026
Ireland 4.2%		392,734,133
Accenture PLC, Class A	395,526	109,817,794
AerCap Holdings NV (B)	2,323,506	95,124,336
ICON PLC (B)	866,599	187,792,003
Japan 6.4%		590,801,032
Astellas Pharma, Inc.	7,263,600	113,324,537
Food & Life Companies, Ltd.	3,744,300	80,330,550
KDDI Corp.	4,884,100	154,017,031
Sony Group Corp.	2,981,100	243,128,914
Netherlands 2.4%		219,383,834
NXP Semiconductors NV	679,197	100,541,532
Wolters Kluwer NV	1,226,210	118,842,302
Portugal 1.7%		163,193,700
Jeronimo Martins SGPS SA	7,527,924	163,193,700
Singapore 1.1%		106,965,375
United Overseas Bank, Ltd.	5,661,900	106,965,375
Switzerland 6.9%		642,369,005
Glencore PLC (B)	16,226,108	87,887,703
Novartis AG	1,788,672	151,644,743
Roche Holding AG	892,455	298,347,570
UBS Group AG	6,463,211	104,488,989
Taiwan 4.7%		437,463,349
Taiwan Semiconductor Manufacturing Company, Ltd.	27,296,501	437,463,349
United Kingdom 15.3%		1,423,239,217
Allfunds Group PLC	7,047,015	54,162,259
Anglo American PLC	3,599,549	128,678,753
AstraZeneca PLC	2,055,393	271,151,222
B&M European Value Retail SA	20,327,803	90,972,602
BAE Systems PLC	10,038,167	101,626,366
British American Tobacco PLC	4,366,554	187,169,207
CNH Industrial NV	8,373,622	96,844,308
GSK PLC	4,659,736	100,424,793
Intermediate Capital Group PLC	5,619,201	89,837,343
London Stock Exchange Group PLC	1,774,266	165,559,835
Standard Chartered PLC	5,910,668	44,621,986
WPP PLC	9,126,646	92,190,543
United States 1.7%		154,727,012

Aon PLC, Class A	573,743	154,727,012
Preferred securities 1.0%		$92,401,708
(Cost $103,420,215)
Brazil 1.0%		92,401,708
Banco Bradesco SA	28,115,100	92,401,708

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	3

	Yield (%)	Shares	Value
Short-term investments 2.3%			$219,543,008
(Cost $219,553,314)
Short-term funds 2.3%			214,643,008
John Hancock Collateral Trust (C)	1.4215(D)	21,472,031	214,643,008

	Par value^	Value
Repurchase agreement 0.0%		4,900,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-22 at 1.550% to be repurchased at $1,800,078 on 7-1-22, collateralized by $1,952,507 Federal Home Loan Mortgage Corp., 0.000% due 2-25-32 (valued at $1,836,001)	1,800,000	1,800,000
Societe Generale SA Tri-Party Repurchase Agreement dated 6-30-22 at 1.520% to be repurchased at $3,100,131 on 7-1-22, collateralized by $3,049,298 Federal National Mortgage Association, 4.500% due 2-1-57 (valued at $3,162,000)	3,100,000	3,100,000

Total investments (Cost $9,690,573,296) 100.4%	$9,323,424,039
Other assets and liabilities, net (0.4%)	(41,360,903)
Total net assets 100.0%	$9,282,063,136

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 6-30-22. The value of securities on loan amounted to $206,122,228.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 6-30-22.
The fund had the following sector composition as a percentage of net assets on 6-30-22:
Industrials	18.3%
Financials	18.1%
Communication services	14.3%
Health care	13.0%
Consumer discretionary	10.9%
Information technology	9.8%
Consumer staples	5.6%
Real estate	3.0%
Materials	2.4%
Utilities	1.8%
Energy	0.9%
Short-term investments and other	1.9%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$218,978,406	—	$218,978,406	—
Austria	110,622,020	—	110,622,020	—
Belgium	180,329,420	—	180,329,420	—
Brazil	90,232,137	$90,232,137	—	—
Canada	508,540,363	508,540,363	—	—
China	1,481,524,483	278,118,776	1,203,405,707	—
France	1,222,528,328	—	1,222,528,328	—
Germany	331,650,239	—	331,650,239	—
Hong Kong	168,420,898	—	168,420,898	—
India	350,240,127	—	350,240,127	—
Indonesia	217,536,245	—	217,536,245	—
Ireland	392,734,133	392,734,133	—	—
Japan	590,801,032	—	590,801,032	—
Netherlands	219,383,834	100,541,532	118,842,302	—
Portugal	163,193,700	—	163,193,700	—
Singapore	106,965,375	—	106,965,375	—
|	5

	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$642,369,005	—	$642,369,005	—
Taiwan	437,463,349	—	437,463,349	—
United Kingdom	1,423,239,217	—	1,423,239,217	—
United States	154,727,012	$154,727,012	—	—
Preferred securities	92,401,708	92,401,708	—	—
Short-term investments	219,543,008	214,643,008	4,900,000	—
Total investments in securities	$9,323,424,039	$1,831,938,669	$7,491,485,370	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	21,472,031	—	$939,948,037	$(725,263,664)	$(31,059)	$(10,306)	$468,411	—	$214,643,008
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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